BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated September 10, 2009,

to the Prospectuses, dated May 1, 2009

for the Bond Index Fund and S&P 500 Stock Fund

of Barclays Global Investors Funds

The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.

Effective September 10, 2009, the following information replaces information under the heading “Portfolio Managers” in the Prospectus found on page 13-14.

Bond Index Fund

The four members of the Portfolio Management Team for the Bond Index Master Portfolio that have the most significant day-to-day management responsibility are: Lee Sterne, John Sulski, Scott Radell and Peter Cramer.

Mr. Sterne is an employee of BGFA and BGI and has been a member of the Portfolio Management Team for the Bond Index Master Portfolio since August 1996. Mr. Sterne has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004. Prior to becoming a portfolio manager, Mr. Sterne was employed by BGFA and BGI as a fixed-income trader from 1996 to 2001.

Mr. Sulski is an employee of BGFA and BGI and has been one of the Bond Index Portfolio Managers primarily responsible for the day-to-day management of the Bond Index Master Portfolio since April 30, 2009. Mr. Sulski has been a portfolio manager and credit trader with BGFA and BGI since June 2004. Prior to joining BGI, Mr. Sulski received a Master’s of Financial Engineering from the Haas School of Business, University of California Berkeley, which he attended from 2003 to 2004. From 2002 to 2003, Mr. Sulski was employed by Collabnet, Inc. as an Information Technology Consultant.

Mr. Radell is an employee of BGFA and BGI and has been one of the Bond Index Portfolio Managers primarily responsible for the day-to-day management of the Bond Index Master Portfolio since April 30, 2009. Mr. Radell was a credit strategist from 2003 to 2004 before becoming a CoreAlpha Bond Portfolio Manager and prior to that he was employed by Morgan Stanley Asset Management as a credit analyst from 1996 to 2003.

Mr. Cramer is an employee of BGFA and BGI and has been one of the Bond Index Portfolio Managers primarily responsible for the day-to-day management of the Bond Index Master Portfolio since September 2009. Prior to becoming a Portfolio Manager at BGI, Mr. Cramer was employed as a trader with PIMCO, responsible for investment grade corporate trading and strategy from 2005-2007, and as a Portfolio Manager/Trader with Payden & Rygel from 2003-2005. Peter earned a BA in Economics and Psychology from Claremont McKenna College and is a CFA charterholder.

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated September 10, 2009,

to the Prospectuses, dated May 1, 2009

for the Class I, R and S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in the Prospectuses, supersedes any contrary information in the Prospectuses or any prior supplement, and should be read in conjunction with the Prospectuses.

Effective September 10, 2009, the following information replaces information under the heading “Portfolio Managers” in each Prospectus.

Dagmar Nikles, Leslie Gambon and Alan Mason (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. As of August 26, 2009, Dale Hogan is no longer responsible for the day-to-day management of the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005. Ms. Nikles has been a member of the asset allocation portfolio management team since July 2003. From September 2002 to June 2003, Ms. Nikles was pursuing her Financial Risk Manager certification.

Ms. Gambon is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007. Ms. Gambon has been a member of the asset allocation portfolio management team since April 2007. Prior to becoming a member of the asset allocation portfolio management team, Ms. Gambon was an Active Equity Product Manager with BGI from 2001 to 2004 and in October 2004 became Head of Defined Contribution Portfolio Management at BGI.

Mr. Mason is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. Since 1991, Mr. Mason has served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products.

The LifePath Portfolios’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the LifePath Portfolios that invest in the Master Portfolios for which they are Portfolio Managers.

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated September 10, 2009,

to the Statement of Additional Information (“SAI”) dated May 1, 2009 for the Bond Index Fund and S&P 500 Stock Fund

of Barclays Global Investors Funds

The information in this Supplement updates information in the SAI, supersedes any contrary information in the SAI or any prior supplement, and should be read in conjunction with the SAI.

Effective September 10, 2009, Peter Cramer became a named Portfolio Manager for the Bond Index Master Portfolio. The following information, therefore, provides information regarding Mr. Cramer, supplementing information currently found under the heading “Portfolio Managers” beginning on page 27 of the SAI:

As of July 31, 2009, Peter Cramer was also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Bond Index Master Portfolio, as indicated in the table below:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements
Number of Accounts	13	3	6	0
Net Assets as of 7/31/09	$33,353,457,583.54	$10,899,771.38	$778,960,191.39	N/A

The below table reflects, for Peter Cramer, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of July 31, 2009.

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

As of July 31, 2009, Peter Cramer beneficially owned interests in the Bond Index Fund that invests in the Master Portfolio for which he is primarily responsible for the day-to-day management in amounts reflected in the following table:

Bond Index Fund

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Peter Cramer (as of 7/31/09)	X

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BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated September 10, 2009,

to the Statement of Additional Information (“SAI”) dated May 1, 2009 for the Class I, R and S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in the SAI, supersedes any contrary information in the SAI or any prior supplement, and should be read in conjunction with the SAI.

Effective September 10, 2009, the following information replaces similar information under the heading “Portfolio Managers” beginning on page 43 of the SAI:

As of August 26, 2009, Dale Hogan is no longer responsible for the day-to-day management of the Master Portfolios. As of the dates listed in the table below, the individuals named as Portfolio Managers of the Master Portfolios in the Prospectuses were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Dagmar Nikles

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	6	14	20
Net Assets as of 12/31/08	4,358,000,000	$8,954,000,000	$1,747,000,000

Leslie Gambon

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	6	14	20
Net Assets as of 12/31/08	4,358,000,000	$8,954,000,000	$1,748,000,000

Alan Mason

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	6	0	5
Net Assets as of 7/31/09	$4,500,000,000	N/A	$525,000

Certain of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management are composed of securities the identity and amount of which are selected by a computer model that is based on prescribed, objective criteria using independent third-party data to replicate independently maintained indexes. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time the Master

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Portfolios may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolios, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of December 31, 2008 (except as noted below).

Dagmar Nikles

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Leslie Gambon

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Alan Mason*

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

*	Information is as of July 31, 2009.

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As of December 31, 2008 (except as noted below), the Portfolio Managers beneficially owned interests in each of the LifePath Portfolios that invest in Master Portfolios for which they are primarily responsible for the day-to-day management in amounts reflected in the following table:

LifePath Retirement Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

LifePath 2010 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

LifePath 2020 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

LifePath 2030 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

LifePath 2040 Portfolio

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

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LifePath 2050 Portfolio1

	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1m	Over $1m
Dagmar Nikles	x
Leslie Gambon	x
Dale Hogan	x
Alan Mason*	x

1	LifePath 2050 Portfolio commenced operations on June 30, 2008.
*	Information is as of July 31, 2009.

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